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HC Advisors Shares | The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Advisors Shares The U.S. Corporate Fixed Income Securities Portfolio HC Advisors Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Advisors Shares The U.S. Corporate Fixed Income Securities Portfolio HC Advisors Shares [1]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2020, see "Advisory Services – Specialist Managers")	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.46%
[1]	During the Portfolio’s prior fiscal year, HC Advisors Shares were not operational. Therefore, these amounts have been estimated.

Example:
This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
HC Advisors Shares | The U.S. Corporate Fixed Income Securities Portfolio | HC Advisors Shares | USD ($)	47	148	258	579

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 43% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Corporate Investment Grade Index, which range, as of June 30, 2020, was between 1 and 59 years. The weighted average maturity of the Bloomberg Barclays U.S. Corporate Investment Grade Index as of June 30, 2020 was 12.09 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.
The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.
The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to
Management Risk –
 the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and
Market Risk –
 the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.
There are also risks associated with the overall structure of the Portfolio. These include:

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Multi-Manager Risk –
 the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

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Passive Investing Risk
 – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

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Credit Risk –
 An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

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Interest Rate Risk –
 The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

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Call/Prepayment Risk –
 When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

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Liquidity Risk –
 At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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Municipal Bond Risk –
 The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Portfolio’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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Exchange-Traded Funds Risk –
 An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

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Investment in Other Investment Companies Risk –
 As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

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Foreign Securities Risk –
 Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

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Foreign Currency Risk –
 Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

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Risks Associated with Investments in Derivatives.
    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•
General Derivative Risks
 – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

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Counterparty Risk
 – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

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Derivatives Tax Risk
 – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

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Options Risk
 – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option’s exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

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Options Writing Strategy Risk
 – if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

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Futures Risk
 – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and TablePerformance.
The chart and table below show how The U.S. Corporate Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. A full calendar year of performance is not yet available for the HC Advisors Shares class. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been adjusted, performance would have been lower.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2020 through September 30, 2020 (non-annualized) was 7.15%.

Best quarter:	1st Qtr. 2019	5.31%
Worst quarter:	2nd Qtr. 2013	-4.03%

Average Annual Total Returns (for the periods ended 12/31/19)
Average Annual Total Returns - HC Advisors Shares - The U.S. Corporate Fixed Income Securities Portfolio	One Year	Five Year	Since Inception	Inception Date
HC Strategic Shares	14.26%	4.39%	4.68%	Dec. 06, 2010
HC Strategic Shares | – After Taxes on Distributions	12.57%	2.91%	3.10%	Dec. 06, 2010
HC Strategic Shares | – After Taxes on Distributions and Sale of Portfolio Shares	8.52%	2.73%	2.98%	Dec. 06, 2010
Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)	14.54%	4.60%	5.07%	Dec. 06, 2010

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans